Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	GDS Holdings Limited
Entity Central Index Key	0001526125
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Filer Category	Large Accelerated Filer
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37925
Entity Address, Address Line One	F4/F5, Building C, Sunland International
Entity Address, Address Line Two	No. 999 Zhouhai Road
Entity Address, Address Line Three	Pudong
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200137
Entity Address, Country	CN
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Incorporation, State or Country Code	E9
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG Huazhen LLP
Auditor Firm ID	1186
Auditor Location	Shanghai, China
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	F4/F5, Building C, Sunland International
Entity Address, Address Line Two	No. 999 Zhouhai Road
Entity Address, Address Line Three	Pudong
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200137
Entity Address, Country	CN
Contact Personnel Name	Mr. Daniel Newman
City Area Code	86
Local Phone Number	21-2029 2200
ADS
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing eightClass A ordinary shares
Security Exchange Name	NASDAQ
Trading Symbol	GDS
Class A
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,427,590,059
Title of 12(b) Security	Class A ordinary shares, par value $0.00005 per share*
Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	67,590,336